Employee Costs - Summary of Employee Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term employee benefits expense [abstract]
Wages and salaries	£ 7,116	£ 6,391	£ 6,132
Social security costs	802	733	633
Pension and other post-employment costs, including augmentations (Note 28)	616	541	467
Cost of share-based incentive plans	347	338	349
Severance and other costs from integration and restructuring activities	241	209	449
Employee benefits expense	£ 9,122	£ 8,212	£ 8,030